Subsequent Event	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENT
NOTE 6:	SUBSEQUENT EVENT
On August 23, 2022, 60,000,000 warrants from the February 23, 2017 round expired.